Payroll and social security liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Social security payable	$ 1,581	$ 1,243
Non-current payroll and social security liabilities	1,581	1,243
Current
Salaries payable	4,050	2,617
Social security payable	4,693	3,499
Provision for vacations	11,487	8,136
Provision for bonuses	9,734	10,799
Current payroll and social security liabilities	29,964	25,051
Total payroll and social security liabilities	$ 31,545	$ 26,294